Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	May 31, 2020	May 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 295,503
Less accumulated depreciation	(62,770)
Net, property plant and equipment	232,733	$ 117,231
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	52,189
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 243,314